Average Annual Total Returns (Vanguard Russell 1000 Growth Index Fund ETF)	Vanguard Russell 1000 Growth Index Fund Vanguard Russell 1000 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 1000 Growth Index Fund Vanguard Russell 1000 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 1000 Growth Index Fund Vanguard Russell 1000 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Russell 1000 Growth Index Fund Vanguard Russell 1000 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Russell 1000 Growth Index Vanguard Russell 1000 Growth Index Fund Vanguard Russell 1000 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.29%	32.83%	19.14%	33.34%	33.48%
Since Inception	19.02%	18.73%	15.13%	19.03%	19.23%